Employee benefits - Sensitivity analysis of the defined benefits obligations (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (777,895)	$ (755,945)	$ (636,202)
Rate increase (+ 1%)	(764,812)	(733,151)	(625,436)
Rate decrease (- 1%)	$ (791,381)	$ (782,404)	$ (647,310)
Actuarial assumption of discount rates	9.50%	7.75%	8.75%
Pension plan
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (551,682)	$ (531,251)	$ (442,133)
Rate increase (+ 1%)	(541,855)
Rate decrease (- 1%)	(561,819)
Pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(511,884)	(434,134)
Rate decrease (- 1%)		(554,180)	(450,391)
Seniority premium
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	(226,213)	(203,282)	(173,401)
Rate increase (+ 1%)	(222,957)
Rate decrease (- 1%)	$ (229,562)
Seniority premium | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(200,058)	(170,812)
Rate decrease (- 1%)		(206,605)	(176,067)
Constructive obligation
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)		(21,412)	(20,668)
Constructive obligation | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(21,209)	(20,490)
Rate decrease (- 1%)		$ (21,619)	$ (20,852)